Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2019	2018	2017
Deferred tax assets:	USD in thousands

Operating loss carryforward	25,077	18,711	8,838

Deferred taxes due to carryforward losses	5,768	4,303	2,033

Valuation allowance	(5,768)	(4,303)	(2,033)
Net deferred tax asset	—	—	—